UBS PACESM Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

UBS PACE Intermediate Fixed Income Investments

UBS PACE Strategic Fixed Income Investments

UBS PACE Municipal Fixed Income Investments

UBS PACE Global Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class B, Class C, and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") and the Statement of Additional Information ("SAI"), each dated November 30, 2006

August 1, 2007

Dear Investor,

The purpose of this supplement is to provide you with updated information regarding the fee waiver/expense reimbursement arrangements for the above captioned funds. Effective August 1, 2007, the ordinary annual fund operating expenses are being capped at lower "net expenses" levels as set forth below.

I.  UBS PACE Government Securities Fixed Income Investments
UBS PACE Global Fixed Income Investments

Effective August 1, 2007, each fund has entered into a revised written fee waiver/expense reimbursement agreement with UBS Global AM to further reduce the fund's expenses.

In addition, UBS Global AM has entered into separate written management fee waiver agreements with each fund in order to pass through to investors the benefit of certain existing or anticipated fee reductions by Pacific Investment Management Company LLC ("PIMCO") (for UBS PACE Government Securities Fixed Income Investments) and Rogge Global Partners plc (for UBS PACE Global Fixed Income Investments) ("Rogge").

ZS315

As a result of these changes, the prospectuses dated November 30, 2006 are revised as follows:

For each fund, in the section captioned "Expenses and fee tables," the last two lines of the table sub-headed "Annual fund operating expenses" and the table in the section sub-headed "Example" (and their corresponding footnotes) are hereby replaced with the following:

UBS PACE Government Securities Fixed Income Investments:

Multi-Class Prospectus:

	Class A	Class B	Class C	Class Y
Management fee waiver/expense reimbursements†	0.07%	0.08%	0.15%	0.03%
Net expenses†	1.07%	1.82%	1.57%	0.78%

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees to the extent necessary to reflect the lower advisory fee paid by UBS Global AM to PIMCO beginning August 1, 2007. The fund and UBS Global AM have also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the ordinary total operating expenses of each class through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.07% for Class A, 1.82% for Class B, 1.57% for Class C and 0.82% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

	1 year*	3 years	5 years	10 years
Class A	$554	$789	$1,043	$1,768
Class B (assuming sale of all shares at end of period)	685	889	1,219	1,836	**
Class B (assuming no sale of shares)	185	589	1,019	1,836	**
Class C (assuming sale of all shares at end of period)	235	527	919	2,018
Class C (assuming no sale of shares)	160	527	919	2,018
Class Y	80	256	447	999

*  The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

Class P Prospectus:

Management fee waiver/expense reimbursements**	0.11%
Net expenses**	0.82%

**  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees to the extent necessary to reflect the lower advisory fee paid by UBS Global AM to PIMCO beginning August 1, 2007. The fund and UBS Global AM have also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's ordinary total operating expenses through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.82%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

1 year*	3 years	5 years	10 years
$235	$747	$1,286	$2,758

*  The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

UBS PACE Global Fixed Income Investments:

Multi-Class Prospectus:

	Class A	Class B	Class C	Class Y
Management fee waiver/expense reimbursements†	0.15%	0.16%	0.14%	0.05%
Net expenses†	1.25%	2.00%	1.75%	1.00%

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees to the extent necessary to reflect the lower advisory fee paid by UBS Global AM to Rogge; although the rate of the fee paid by UBS Global AM to Rogge is not expected to decrease until on or about August 23, 2007, UBS Global AM has agreed to reduce its management fee effective August 1, 2007, in anticipation of the lower fee rate to be paid to Rogge. The fund and UBS Global AM have also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the ordinary total operating expenses of each class through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.25% for Class A, 2.00% for Class B, 1.75% for Class C and 1.00% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

	1 year*	3 years	5 years	10 years
Class A	$572	$859	$1,168	$2,042
Class B (assuming sale of all shares at end of period)	703	961	1,345	2,110	**
Class B (assuming no sale of shares)	203	661	1,145	2,110	**
Class C (assuming sale of all shares at end of period)	253	580	1,008	2,200
Class C (assuming no sale of shares)	178	580	1,008	2,200
Class Y	102	329	575	1,278

*  The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

Class P Prospectus:

Management fee waiver/expense reimbursements**	0.27%
Net expenses**	1.00%

**  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees to the extent necessary to reflect the lower advisory fee paid by UBS Global AM to Rogge; although the rate of the fee paid by UBS Global AM to Rogge is not expected to decrease until on or about August 23, 2007, UBS Global AM has agreed to reduce its management fee effective August 1, 2007, in anticipation of the lower fee rate to be paid to Rogge. The fund and UBS Global AM have also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's ordinary total operating expenses through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.00%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

1 year*	3 years	5 years	10 years
$253	$834	$1,440	$3,080

*  The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

The section captioned "Investment advisory arrangements" sub-headed "UBS PACE Government Securities Fixed Income Investments and UBS PACE Strategic Fixed Income Investments" on pages 89-90 of the SAI is revised by replacing the first sentence with the following:

Under the Advisory Agreements for these funds with Pacific Investment Management Company LLC ("PIMCO"), UBS Global AM (not the fund) pays PIMCO for its services a fee in the annual amount of 0.20% of the average daily net assets of UBS PACE Government Securities Fixed Income Investments and 0.25% of the average daily net assets of UBS PACE Strategic Fixed Income Investments..

II.  UBS PACE Intermediate Fixed Income Investments
UBS PACE Strategic Fixed Income Investments
UBS PACE Municipal Fixed Income Investments

Effective August 1, 2007, each fund has entered into a revised written fee waiver/expense reimbursement agreement with UBS Global AM to further reduce the fund's expenses.

As a result of these changes, the prospectuses dated November 30, 2006 are revised as follows:

For each fund, in the section captioned "Expenses and fee tables," the last two lines of the table sub-headed "Annual fund operating expenses" (and its corresponding footnote) and the table in the section sub-headed "Example" are hereby replaced with the following:

UBS PACE Intermediate Fixed Income Investments:

Multi-Class Prospectus:

	Class A	Class B	Class C	Class Y
Management fee waiver/expense reimbursements†	0.15%	0.19%	0.14%	0.13%
Net expenses†	0.93%	1.68%	1.43%	0.68%

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the ordinary total operating expenses of each class through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.93% for Class A, 1.68% for Class B, 1.43% for Class C and 0.68% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

	1 year	3 years	5 years	10 years
Class A	$541	$764	$1,005	$1,695
Class B (assuming sale of all shares at end of period)	671	869	1,193	1,778	**
Class B (assuming no sale of shares)	171	569	993	1,778	**
Class C (assuming sale of all shares at end of period)	221	482	842	1,856
Class C (assuming no sale of shares)	146	482	842	1,856
Class Y	69	246	437	990

**  Reflects conversion to Class A shares after a maximum of 6 years.

Class P Prospectus:

Management fee waiver/expense reimbursements**	0.11%
Net expenses**	0.68%

**  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's ordinary total operating expenses through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.68%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

1 year*	3 years	5 years	10 years
$221	$705	$1,215	$2,617

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

UBS PACE Strategic Fixed Income Investments:

Multi-Class Prospectus:

	Class A	Class B	Class C	Class Y
Management fee waiver/expense reimbursements†	0.11%	0.14%	0.09%	0.01%
Net expenses†	1.06%	1.81%	1.56%	0.81%

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the ordinary total operating expenses of each class through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.06% for Class A, 1.81% for Class B, 1.56% for Class C and 0.81% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

	1 year*	3 years	5 years	10 years
Class A	$553	$794	$1,055	$1,797
Class B (assuming sale of all shares at end of period)	684	899	1,239	1,875	**
Class B (assuming no sale of shares)	184	599	1,039	1,875	**
Class C (assuming sale of all shares at end of period)	234	512	888	1,947
Class C (assuming no sale of shares)	159	512	888	1,947
Class Y	83	261	454	1,013

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

Class P Prospectus:

Management fee waiver/expense reimbursements**	0.14%
Net expenses**	0.81%

**  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's ordinary total operating expenses through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.81%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

1 year	3 years	5 years	10 years
$234	$750	$1,293	$2,776

UBS PACE Municipal Fixed Income Investments:

Multi-Class Prospectus:

	Class A	Class B	Class C	Class Y
Management fee waiver/expense reimbursements†	0.11%	0.12%	0.12%	0.16%
Net expenses†	0.93%	1.68%	1.43%	0.68%

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the ordinary total operating expenses of each class through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.93% for Class A, 1.68% for Class B, 1.43% for Class C and 0.68% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

	1 year	3 years	5 years	10 years
Class A	$541	$756	$988	$1,654
Class B (assuming sale of all shares at end of period)	671	855	1,164	1,722	**
Class B (assuming no sale of shares)	171	555	964	1,722	**
Class C (assuming sale of all shares at end of period)	221	478	833	1,835
Class C (assuming no sale of shares)	146	478	833	1,835
Class Y	69	252	450	1,022

**  Reflects conversion to Class A shares after a maximum of 6 years.

Class P Prospectus:

Management fee waiver/expense reimbursements**	0.16%
Net expenses**	0.68%

**  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's ordinary total operating expenses through November 30, 2008 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.68%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

1 year	3 years	5 years	10 years
$221	$715	$1,236	$2,664